Revenue and segment information (Tables)	12 Months Ended
Dec. 31, 2017
Revenue and segment information [abstract]
Revenues recognized during the year
	For the year ended 31 December
	2017	2016	2015

Sales of power and heat	148,925,442	112,794,536	127,849,408
Sales of coal	1,143,299	2,909	6,839
Port service	232,360	237,347	211,685
Transportation service	73,830	105,505	104,721
Others	2,084,513	673,939	732,220

Total	152,459,444	113,814,236	128,904,873

Revenue information under PRC GAAP
	(Under PRC GAAP)
	PRC power segment	Singapore segment	All other segments	Total
For the year ended 31 December 2017

Total revenue	142,067,629	10,078,031	694,405	152,840,065
Inter-segment revenue	-	-	(380,621)	(380,621)

Revenue from external customers	142,067,629	10,078,031	313,784	152,459,444

Segment results	2,417,073	(577,458)	302,191	2,141,806

Interest income	126,927	70,756	1,223	198,906
Interest expense	(9,026,064)	(450,928)	(145,112)	(9,622,104)
Impairment loss	(1,167,751)	(994)	(19,742)	(1,188,487)
Depreciation and amortization	(18,081,299)	(856,979)	(189,764)	(19,128,042)
Net loss on disposal of non-current assets	(580,345)	(995)	(3)	(581,343)
Share of profits less losses of associates and joint ventures	(7,318)	-	307,923	300,605
Income tax expense	(1,667,234)	99,150	(5,386)	(1,573,470)

			(Under PRC GAAP)
	PRC power segment	Singapore segment	All other segments	Total
For the year ended 31 December 2016 (Restated*)
Total revenue	129,101,375	8,758,822	634,965	138,495,162
Inter-segment revenue	-	-	(344,866)	(344,866)
Revenue from external customers	129,101,375	8,758,822	290,099	138,150,296
Segment results	17,633,734	(282,703)	(38,433)	17,312,598
Interest income	102,265	69,672	623	172,560
Interest expense	(7,952,640)	(481,263)	(137,825)	(8,571,728)
Impairment (loss)/reversal	(1,410,733)	899	(8,475)	(1,418,309)
Depreciation and amortization	(17,320,753)	(778,426)	(203,493)	(18,302,672)
Net loss on disposal of non-current assets	(693,091)	(172)	(14,303)	(707,566)
Share of profits less losses of associates and joint ventures	973,982	-	73,415	1,047,397
Income tax expense	(4,610,591)	44,135	57,489	(4,508,967)

For the year ended 31 December 2015 (Restated*)

Total revenue	143,679,910	10,143,793	588,266	154,411,969
Inter-segment revenue	-	-	(266,701)	(266,701)
Revenue from external customers	143,679,910	10,143,793	321,565	154,145,268
Segment results	27,473,279	(313,253)	(232,956)	26,927,070
Interest income	115,378	66,898	501	182,777
Interest expense	(9,526,290)	(452,034)	(163,325)	(10,141,649)
Impairment (loss)/reversal	(3,112,370)	1,744	(178,131)	(3,288,757)
Depreciation and amortization	(16,719,037)	(772,003)	(245,936)	(17,736,976)
Net (loss)/gain on disposal of non-current assets	(517,820)	22,450	(1)	(495,371)
Share of profits less losses of associates and joint ventures	1,247,293	-	18,247	1,265,540
Income tax expense	(7,121,207)	254,772	14,397	(6,852,038)

Assets and liabilities information under PRC GAAP

		(Under PRC GAAP)
	PRC power segment	Singapore segment	All other segments	Total
31 December 2017
Segment assets	334,379,104	27,817,680	9,978,885	372,175,669
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	24,447,658	260,240	328,061	25,035,959
Investments in associates	12,577,836	-	2,919,860	15,497,696
Investments in joint ventures	1,457,247	-	1,025,534	2,482,781
Segment liabilities	(264,115,887)	(14,000,442)	(3,026,229)	(281,142,558)
31 December 2016 (Restated*)
Segment assets	331,939,958	28,141,718	11,789,504	371,871,180
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	27,430,205	230,974	854,484	28,515,663
Investments in associates	12,527,711	-	2,880,368	15,408,079
Investments in joint ventures	2,202,002	-	790,610	2,992,612
Segment liabilities	(246,200,555)	(14,027,606)	(5,620,515)	(265,848,676)

Reconciliation of revenue from external customers to operating revenue
	For the year ended 31 December
	2017	2016(Restated*)	2015(Restated*)
Revenue from external customers
(PRC GAAP)	152,459,444	138,150,296	154,145,268
Reconciling item:
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 40)	-	(24,336,060)	(25,240,395)

Operating revenue per IFRS consolidated statement of comprehensive income	152,459,444	113,814,236	128,904,873

Reconciliation of segment result to profit before income tax expense
	For the year ended 31 December
	2017	2016(Restated*)	2015(Restated*)
Segment results (PRC GAAP)	2,141,806	17,312,598	26,927,070
Reconciling items:
Loss related to the headquarter	(170,210)	(699,054)	(327,262)

Investment income from China Huaneng Finance Co., Ltd. ("Huaneng Finance")	143,794	132,018	135,971
Dividend income of available-for-sale financial assets	124,918	105,337	99,071
Gains on disposal of available-for-sale financial asset	1,479,732	932,738	4,282
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 40)	-	(3,417,300)	(3,454,005)
Impact of other IFRS adjustments**	(918,307)	(553,199)	(427,077)

Profit before income tax expense per IFRS consolidated statement of comprehensive income	2,801,733	13,813,138	22,958,050

Reportable segments' assets reconciled to total assets
	As at 31 December
	2017	2016(Restated*)
Total segment assets (PRC GAAP)	372,175,669	371,871,180
Reconciling items:
Investment in Huaneng Finance	1,336,777	1,314,603
Deferred income tax assets	2,980,303	2,447,648
Prepaid income tax	150,838	204,182
Available-for-sale financial assets	1,654,993	3,560,928
Corporate assets	395,148	360,854
Impact of restatement under PRC GAAP in relation to business combination under common control * (Note 40)	-	(70,341,769)
Impact of other IFRS adjustments**	17,895,783	5,422,113

Total assets per IFRS consolidated statement of financial position	396,589,511	314,839,739

Reportable segments' liabilities reconciled to total liabilities
	As at 31 December
	2017	2016(Restated*)
Total segment liabilities (PRC GAAP)	(281,142,558)	(265,848,676)
Reconciling items:
Current income tax liabilities	(430,703)	(572,515)
Deferred income tax liabilities	(1,283,950)	(1,429,859)
Corporate liabilities	(3,632,847)	(4,717,617)
Impact of restatement under PRC GAAP in relation to business combination under common control * (Note 40)	-	59,917,072
Impact of other IFRS adjustments**	(2,484,849)	(1,407)

Total liabilities per IFRS consolidated statement of financial position	(288,974,907)	(212,653,002)

Other material items
	Reportable segment total	Headquarters	Investment income from Huaneng Finance	Impact of restatement under PRC GAAP in relation to business combination under common control	Impact of other IFRS adjustments**	Total
For the year ended 31 December 2017
Total revenue	152,459,444	-	-	-	-	152,459,444
Interest expense	(9,622,104)	(126,900)	-	-	-	(9,749,004)
Depreciation and amortization	(19,128,042)	(38,819)	-	-	(1,468,972)	(20,635,833)
Impairment loss	(1,188,487)	-	-	-	1,275	(1,187,212)
Share of profits less losses of associates and joint ventures	300,605	-	143,794	-	(19,184)	425,215
Net (loss)/gain on disposal of non-current assets	(581,343)	3,174	-	-	(38,287)	(616,456)
Income tax expense	(1,573,470)	-	-	-	355,944	(1,217,526)

For the year ended 31 December 2016 (Restated*)
Total revenue	138,150,296	-	-	(24,336,060)	-	113,814,236
Interest expense	(8,571,728)	(131,244)	-	1,885,446	-	(6,817,526)
Depreciation and amortization	(18,302,672)	(48,934)	-	3,533,820	(344,929)	(15,162,715)
Impairment loss	(1,418,309)	-	-	213,351	-	(1,204,958)
Share of profits less losses of associates and joint ventures	1,047,397	-	132,018	133,694	(14,220)	1,298,889
Net loss on disposal of non-current assets	(707,566)	(14)	-	115,769	1,762	(590,049)
Income tax expense	(4,508,967)	-	-	928,854	114,962	(3,465,151)

For the year ended 31 December 2015 (Restated*)
Total Revenue	154,145,268	-	-	(25,240,395)	-	128,904,873
Interest expense	(10,141,649)	(149,259)	-	2,345,174	-	(7,945,734)
Depreciation and amortization	(17,736,976)	(60,236)	-	3,474,072	(394,473)	(14,717,613)
Impairment loss	(3,288,757)	-	-	198,604	-	(3,090,153)
Share of profits less losses of associates and joint ventures	1,265,540	-	135,971	180,447	(55,983)	1,525,975
Net loss on disposal of non-current assets	(495,371)	(6)	-	90,534	(33,478)	(438,321)
Income tax expense	(6,852,038)	-	-	1,016,588	136,507	(5,698,943)

Countries that external revenue generated from
	For the year ended 31 December
	2017	2016	2015
PRC	142,381,413	105,055,414	118,761,080
Singapore	10,078,031	8,758,822	10,143,793

Total	152,459,444	113,814,236	128,904,873

Countries that non-current assets (excluding financial assets and deferred income tax assets) located
	As at 31 December
	2017	2016
PRC	319,534,533	249,155,921
Singapore	23,035,758	23,369,766

Total	342,570,291	272,525,687

Information on sales to major customers
	For the year ended 31 December
	2017		2016		2015
	Amount	Proportion	Amount	Proportion	Amount	Proportion
State Grid Shandong Electric Power Company	28,659,891	19%	12,649,224	11%	14,855,655	12%